Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000005817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	2.95%	15.87%	2.77%	3.70%
C000005814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(2.59%)	9.49%	1.40%	2.83%
C000005814 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	2.81%	15.55%	2.50%	3.38%
C000005816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	1.37%	13.68%	1.73%	2.74%
C000005816 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	2.37%	14.68%	1.73%	2.74%
C000198223 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	2.96%	15.92%	2.81%	3.74%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	8.59%	25.32%	3.93%	3.43%